Revenue - Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories (Parenthetical) (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[1],[2]	Jun. 30, 2018 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	$ 244,371	[1]	$ 12,722		$ 226,939	[3],[4]
Mexico [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	167,754				153,386
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	31,513				30,018
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	7,883				8,355
Argentina [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,851				5,780
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	24,444				$ 22,339
Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	$ 1,653

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[3]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[4]	The information herein was not restated with the adjustment, which was not material, to reflect the financial information of its subsidiary in Argentina that operates in a hyperinflationary economic environment.